INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS
Schedule of Investments in equity investees

The Group’s investments comprise the following:

				Share
				ownership as of
	December 31,	December 31,	December 31,	December 31,
	2022	2023	2023	2023
	RMB	RMB	US$
			( Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	—	—	—	5.00%
Skychain Technologies Inc. (“Skychain”) <1>	—	—	—	9.81%
Maxline Holdings Limited (“Maxline”)	—	—	—	29.00%
Nanyang Herbs Pte. Ltd. (“Nanyang Herbs”) <2>	—	—	—	50.00%

Investments accounted for under cost method:
Shanghai Ronglei Culture Communication Co., Ltd. (“Shanghai Ronglei”) <13>	5,000,000	5,000,000	704,235	12.92%
Shanghai The9 Education Technology Co., Ltd. (“The9 Education Technology”)	—	—	—	19.20%
Dragonfly Ventures II, L.P. (“Dragonfly”)<3>	19,519,950	19,519,950	2,749,327	1.19%
Redblock Inc. (“Redblock”) <4>	1,942,860	1,942,860	273,646	1.00%
Gameway Pte.Ltd. (“Gameway”) <14>	634,870	634,870	89,420	1.25%
Zhenjiang Kexin Power System Design and Research Co., Ltd. (“Zhenjiang Kexin”)	—	—	—	9.90%
Shangdong Shanyeyunye Culture Co., Ltd. (“Shanyeyunye”) <10>	—	—	—	10.00%
Beijing Weiming Naonao Technology Co., Ltd. (“BeijingNaonao”) <11>	—	—	—	9.09%
Shanghai Lingjun Sports Culture Development Co., Ltd. (“Shanghai Lingjun”) <6>	—	—	—	12.76%
Hangzhou Lianfang Technology Co., Ltd. (“Hangzhou Lianfang”) <7>	—	—	—	4.00%
Skychain Technologies Inc. (“Skychain”) <1>	—	—	—	15.11%
Shanghai Institute of Visual Art of Fudan University (“SIVA”) <12>	—	—	—	1.28%

Investments accounted for under readily determinable fair values
Nano Labs, Ltd. (“Nano Labs”) <9>	584,566	935,658	131,785	*
SMI Vantage(“SMI”) <5>	6,759,811	7,249,302	1,021,043	5.74%
FF Intelligent Mobility Global Holdings Ltd. (“FF Intelligent”) <8>	855,338	8,649	1,218	*
Total	35,297,395	35,291,289	4,970,674

*Less than 1%